SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Property, Plant and Equipment, Estimated Useful Lives [Table Text Block]
Estimated Useful
Asset Categories	Lives in Years

Furniture, vehicle and other equipment	3 to 5
Power plant, buildings and improvements	3 to 30
Wells	30
Well pumps and components	5 to 15
Pipelines	30
Transmission lines	30